UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2901
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis,	Minnesota 55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Tax-Exempt High Income Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.2%)

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Alabama (0.5%)
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.250%	$7,500,000	$6,746,400
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05-01-34	5.800	3,800,000	3,761,430

Total			10,507,830

Alaska (0.1%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07-01-14	6.000	2,000,000	2,230,900

Arizona (2.3%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.375	21,200,000	20,439,132
City of Tucson
Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
07-01-13	5.500	2,380,000	2,564,283
07-01-14	5.500	1,500,000	1,614,450
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05-15-35	5.000	10,750,000	9,522,995
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-26	5.500	5,000,000	4,925,850
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B-RMKT
06-01-35	5.000	7,600,000	7,310,212

Total			46,376,922

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
California (12.8%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	6,000,000	5,641,560
California Health Facilities Financing Authority
Prerefunded Revenue Bonds
Providence Health
Series 2008
10-01-38	6.500	110,000	139,206
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.250	4,500,000	3,886,335
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	2,000,000	2,166,720
California Health Facilities Financing Authority
Unrefunded Revenue Bonds
Providence
Series 2008
10-01-38	6.500	7,890,000	8,557,021
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	4,355,000	4,418,148
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	7,690,000	7,807,349
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-34	5.875	4,000,000	3,797,040
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.750	5,500,000	5,197,170
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	13,000,000	11,064,170
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.250	4,000,000	4,019,280

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03-01-31	5.000	5,690,000	5,647,325
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-15	5.000	3,000,000	3,187,470
03-01-16	5.000	3,000,000	3,183,840
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	2,500,000	2,566,300
Fremont Union High School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.750	3,925,000	3,642,518
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.750	4,000,000	2,658,880
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	5,000,000	4,959,850
Lammersville School District No. 2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.125	875,000	671,475
Los Angeles Department of Water & Power
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-43	5.000	11,750,000	11,068,265
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-29	5.000	4,800,000	4,720,464
Orange Unified School District No. 2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.000	1,000,000	714,000
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	4,500,000	4,511,520
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 1998
Series 2002D (FGIC)
07-01-27	5.000	8,000,000	8,417,600
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-31	6.500	500,000	493,850
08-01-39	6.625	1,000,000	985,960

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	1,500,000	1,101,255
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.000	1,500,000	1,584,915
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.000	4,625,000	4,809,815
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-22	5.000	5,000,000	5,052,600
11-01-24	5.125	8,000,000	8,090,640
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.750	2,500,000	2,210,650
08-01-35	5.000	2,000,000	1,858,800
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	6,000,000	5,701,860
06-01-37	5.000	13,145,000	12,133,624
11-01-37	5.000	15,000,000	13,837,950
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.750	23,000,000	23,733,699
04-01-38	6.000	17,500,000	18,064,200
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-30	5.250	3,000,000	3,002,130
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	18,900,000	16,681,329
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	1,015,000	934,531
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	6,000	6,030

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Turlock Irrigation District
Certificate of Participation
Series 2003A (NPFGC)
01-01-33	5.000	4,450,000		3,906,967
University of California
Revenue Bonds
Series 2009O
05-15-39	5.250	7,700,000		7,609,987
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.000	9,365,000		9,369,308
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	16,480,000	(e)	3,947,784

Total				257,761,390

Colorado (1.7%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.800	985,000		813,640
12-01-22	4.950	2,000,000		1,381,260
12-01-26	5.000	2,000,000		1,256,560
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05-15-28	5.500	5,745,000		5,362,785
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.250	1,200,000		1,208,112
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.125	2,500,000		2,508,850
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09-01-26	5.375	5,000,000		4,602,100
North Range Metropolitan District No. 1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.250	12,030,000		12,706,086
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.500	2,765,000		2,341,789
12-15-37	5.500	3,100,000		2,444,133

Total				34,625,315

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Connecticut (0.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008Z-3
07-01-42	5.050	2,550,000	2,587,128

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.750	4,250,000	4,256,503

Florida (3.7%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04-01-24	5.000	1,800,000	1,752,714
04-01-34	5.000	16,250,000	14,398,963
County of Miami-Dade
Revenue Bonds
Miami International Airport
Series 2010A
10-01-35	5.375	4,000,000	3,813,720
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.000	5,525,000	5,818,599
06-01-27	5.000	5,800,000	6,050,676
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.000	5,500,000	5,719,175
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.250	10,300,000	11,083,109
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.250	215,000	253,945
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-21	5.125	70,000	82,208
11-15-32	5.125	465,000	546,096
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System
Series 2007
11-01-38	5.250	5,000,000	4,441,000

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Orlando-Orange County Expressway Authority
Revenue Bonds
Series 2010C
07-01-40	5.000	12,200,000		11,150,434
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.000	945,000		959,742
Seminole Indian Tribe of Florida
Revenue Bonds
Series 2007A
10-01-27	5.250	3,000,000	(c,d)	2,493,150
Tampa Bay Water
Improvement & Refunding Revenue Bonds
Series 2001A (NPFGC/FGIC)
10-01-12	4.500	5,000,000		5,110,000

Total				73,673,531

Georgia (1.6%)
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11-01-39	5.000	6,050,000		5,817,983
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-12	5.500	2,385,000		2,480,591
Fulton County Development Authority
Revenue Bonds
Georgia Tech Foundation Funding
Series 2002A
11-01-13	5.250	1,105,000		1,158,062
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare
Series 2010A
02-15-45	5.500	25,000,000		23,060,500

Total				32,517,136

Hawaii (1.1%)
Hawai’i Pacific Health
Revenue Bonds
Series 2010A
07-01-40	5.500	5,075,000		4,491,476
Hawai’i Pacific Health
Revenue Bonds
Series 2010B
07-01-30	5.625	950,000		901,142
07-01-40	5.750	1,270,000		1,165,898
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) A.M.T.
12-01-22	5.000	12,500,000		11,425,500

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11-15-29	8.750	1,000,000		1,108,010
11-15-44	9.000	3,000,000		3,307,740

Total				22,399,766

Idaho (0.3%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-33	6.250	6,000,000		6,326,940

Illinois (8.1%)
City of Chicago
Revenue Bonds
Recovery Zone Facility — Asphalt
Series 2010
12-01-18	6.125	2,535,000		2,530,842
City of Chicago
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2009C
01-01-23	5.104	4,900,000	(e)	2,427,558
01-01-25	5.381	2,000,000	(e)	857,840
01-01-27	5.586	3,000,000	(e)	1,090,710
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01-15-14	5.850	4,500,000		4,866,210
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-38	6.000	8,580,000		8,096,345
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.750	2,000,000		2,047,000
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009B
08-15-30	5.750	10,000,000		10,235,000
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.250	4,000,000		4,047,720
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.625	7,250,000		7,421,173

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11-15-11	5.500	1,000,000	(b,j,m)	10
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.500	14,000,000		11,750,060
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.875	31,300,000		31,126,597
Illinois Finance Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02-15-18	7.000	2,505,000		2,978,996
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990-RMKT Escrowed to Maturity
04-15-20	7.750	68,000,000	(e)	49,257,159
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06-15-50	5.000	2,875,000		2,383,231
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06-15-42	5.250	13,400,000		12,358,418
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06-01-28	6.000	2,560,000		2,500,634
Village of Gilberts
Prerefunded Special Tax Bonds
Big Timber Project
Series 2001
03-01-30	7.875	3,407,000		3,477,287
Will County Community Unit School District No. 365 — Valley View
Unlimited General Obligation Bonds
Zero Coupon
Series 1997B Escrowed to Maturity (AGM)
11-01-16	4.600	3,165,000	(e)	2,742,789

Total				162,195,579

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Indiana (1.4%)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.375	4,000,000		3,834,240
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.750	3,500,000		3,515,540
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.000	8,000,000		8,393,600
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.000	5,950,000		5,131,399
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02-15-36	5.000	4,375,000		3,702,738
Vigo County Hospital Authority
Revenue Bonds
Union Hospital, Inc.
Series 2007
09-01-37	5.700	3,950,000	(d)	2,938,484

Total				27,516,001

Iowa (0.3%)
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (NPFGC)
06-15-13	5.375	6,000,000		6,573,840

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon
Series 2010
06-01-21	6.095	17,875,000	(e)	9,659,114

Kentucky (3.2%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07-15-31	6.000	11,000,000		10,685,840
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03-01-40	6.375	5,800,000		5,440,922

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Kentucky Economic Development Finance Authority
Revenue Bonds
Kings Daughters Medical
Series 2010
02-01-40	5.000	12,650,000	11,352,237
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12-01-33	6.000	3,200,000	3,302,080
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.500	9,975,000	9,466,674
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.750	24,000,000	23,293,200

Total			63,540,953

Louisiana (4.5%)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11-01-35	6.500	3,450,000	3,508,512
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.000	9,500,000	9,989,630
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.500	15,750,000	15,666,998
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corp.
Series 2007A
06-01-37	5.125	5,850,000	5,371,938
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05-15-30	5.500	27,505,000	26,677,925
05-15-39	5.875	31,270,000	29,058,273

Total			90,273,276

Maine (0.1%)
Maine State Housing Authority
Revenue Bonds
Series 2003A-2 A.M.T.
11-15-32	5.000	3,000,000	2,768,130

Maryland (0.9%)
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07-01-36	5.500	6,893,000	4,824,480

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09-01-25	5.750	4,000,000	3,743,320
Maryland Economic Development Corp.
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.750	1,600,000	1,524,640
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07-01-39	6.750	5,000,000	5,430,600
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.750	3,495,000	3,291,941

Total			18,814,981

Massachusetts (5.3%)
Boston Water & Sewer Commission
Revenue Bonds
Senior Series 2004A
11-01-22	5.000	5,435,000	5,837,897
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-28	5.250	3,000,000	3,315,690
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01-01-27	5.500	4,500,000	4,779,405
01-01-28	5.500	7,500,000	7,922,999
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07-01-30	5.000	1,450,000	1,539,030
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Bard College of Simon’s Rock
Series 2007
08-01-36	4.700	500,000	417,905
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10-15-28	6.650	5,000,000	4,404,050
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.000	2,325,000	2,432,973

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Massachusetts Development Finance Agency
Revenue Bonds
Devens Electric System
Series 2001
12-01-30	6.000	1,000,000	1,007,860
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2007A
11-15-11	5.125	1,100,000	1,077,780
Massachusetts Health & Educational Facilities Authority
Prerefunded Revenue Bonds
Harvard University
Series 2002
07-15-37	5.125	885,000	940,790
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Fisher College
Series 2007A
04-01-37	5.125	500,000	398,320
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2004M
07-01-25	5.250	500,000	584,710
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2008A
07-01-38	5.000	14,000,000	14,234,779
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.000	11,500,000	12,353,415
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-22	5.000	1,250,000	1,165,375
07-15-27	5.000	5,500,000	4,690,345
07-15-32	5.000	4,720,000	3,828,486
07-15-37	5.000	500,000	390,290
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Springfield College
Series 2010
10-15-40	5.625	4,500,000	4,376,430
Massachusetts Health & Educational Facilities Authority
Unrefunded Revenue Bonds
Harvard University
Series 2002
07-15-37	5.125	3,915,000	3,936,846
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2007D A.M.T.
06-01-40	4.850	750,000	654,225

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2006-122 A.M.T.
12-01-31	4.850	5,140,000	4,681,666
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.750	5,000,000	4,940,250
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.000	145,000	146,494
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07-15-19	6.500	3,500,000	4,219,075
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity (FGIC)
07-15-19	6.500	2,000,000	2,410,900
Massachusetts Water Resources Authority
Revenue Bonds
Series 2004D (NPFGC)
08-01-27	4.750	10,000,000	10,104,599

Total			106,792,584

Michigan (1.9%)
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07-01-34	5.000	1,375,000	1,254,811
Goodrich Area School District
Unrefunded Unlimited General Obligation Bonds
Series 2003B (Qualified School Bond Loan Fund)
05-01-27	5.000	495,000	497,797
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11-01-17	5.000	390,000	373,109
11-01-22	5.000	750,000	649,988
11-01-32	4.750	1,170,000	835,661
Howell Public Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.000	3,855,000	3,707,777
Lawton Community Schools
Prerefunded Unlimited General Obligation Bonds
Series 2001 (Qualified School Bond Loan Fund)
05-01-31	5.000	200,000	206,240
Michigan Higher Education Facilities Authority
Limited Obligation Refunding Revenue Bonds
Kalamazoo College Project
Series 2007
12-01-33	5.000	250,000	227,525

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Michigan Higher Education Student Loan Authority
Revenue Bonds
Series 2006 XVII-Q (AMBAC) A.M.T.
03-01-26	4.950	200,000	181,622
03-01-31	5.000	7,850,000	6,835,231
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06-01-19	5.000	3,500,000	3,570,840
Michigan Municipal Bond Authority
Revenue Bonds
State Clean Water Revolving Fund
Series 2006
10-01-27	5.000	390,000	402,059
Michigan Strategic Fund
Revenue Bonds
Republic Services
Series 2001 A.M.T.
08-01-31	4.250	1,885,000	1,897,969
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06-01-48	6.000	7,200,000	4,894,560
Pinconning Area Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2007 (AGM) (Qualified School Bond Loan Fund)
05-01-37	4.750	250,000	226,378
Roseville Community Schools
Unlimited General Obligation Refunding Bonds
School Building & Site
Series 2006 (AGM) (Qualified School Bond Loan Fund)
05-01-23	5.000	3,100,000	3,194,767
Troy School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05-01-24	5.000	5,000,000	5,111,649
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan Airport
Series 2005 (NPFGC) A.M.T.
12-01-19	4.750	3,750,000	3,600,075
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05-01-25	5.500	1,000,000	1,125,440

Total			38,793,498

Minnesota (6.2%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.750	7,500,000	8,057,700

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	3,325,000		3,121,909
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.500	22,775,000		23,199,753
07-01-30	5.750	3,200,000		3,141,152
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-37	5.750	1,750,000		1,560,300
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.500	10,725,000		9,358,957
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03-01-35	6.350	4,000,000		3,875,640
03-01-40	6.500	2,800,000		2,753,352
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-22	6.021	27,500,000	(e)	17,320,324
01-01-23	6.802	26,500,000	(e)	15,645,335
01-01-25	6.750	17,500,000	(e)	9,076,200
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.000	3,500,000		3,244,815
11-15-30	6.802	10,000,000		8,669,800
11-15-35	6.000	11,500,000		9,718,190
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.250	4,550,000		3,909,087
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.000	2,540,000		2,649,525

Total				125,302,039

Mississippi (0.5%)
Harrison County Wastewater Management District
Refunding Revenue Bonds
Wastewater Treatment Facility
Series 1986 Escrowed to Maturity
02-01-15	5.000	4,250,000		4,705,558

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05-01-24	4.700	5,390,000	5,197,631

Total			9,903,189

Missouri (1.1%)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11-01-25	6.000	3,000,000	2,856,450
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.375	5,000,000	4,670,850
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05-15-39	8.250	12,000,000	12,105,120
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01-01-20	5.000	1,500,000	1,536,810

Total			21,169,230

Nebraska (1.0%)
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.000	11,500,000	11,498,850
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.750	6,800,000	6,740,908
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02-01-15	6.000	1,370,000	1,534,332

Total			19,774,090

Nevada (3.3%)
City of Henderson
Special Assessment Bonds
Series 2006T-18
09-01-35	5.300	10,685,000	5,486,213
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.250	25,850,000	26,073,860

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.125	14,500,000	13,430,045
County of Clark
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) A.M.T.
10-01-35	4.850	5,000,000	4,181,100
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06-01-24	5.000	4,095,000	4,211,462
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07-01-32	4.750	14,200,000	13,190,806

Total			66,573,486

New Hampshire (1.0%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.125	9,500,000	9,243,405
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	4,500,000	4,243,365
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.000	5,500,000	5,724,510

Total			19,211,280

New Jersey (1.3%)
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project — Provident
Series 2010
06-01-31	5.750	3,400,000	3,183,590
New Jersey Economic Development Authority
Revenue Bonds
United Water, Inc.
Series 1996C-RMKT (AMBAC) A.M.T.
11-01-25	4.875	7,000,000	6,576,220
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2002
06-01-37	6.000	12,770,000	13,640,276
University of Medicine & Dentistry of New Jersey
Revenue Bonds
Series 2002A (AMBAC)
12-01-12	5.250	1,705,000	1,797,121

Total			25,197,207

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
New Mexico (0.5%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.375	8,650,000	9,111,218

New York (7.7%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.000	5,000,000	4,843,900
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2003J
06-01-28	5.250	6,235,000	6,870,471
City of New York
Unlimited General Obligation Bonds
Series 2002E (NPFGC)
08-01-15	5.625	2,000,000	2,117,240
Housing Development Corp.
Revenue Bonds
Capital Funding Program
New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07-01-25	5.000	300,000	305,247
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11-15-32	5.750	5,855,000	5,875,199
Metropolitan Transportation Authority
Revenue Bonds
Series 2002A (AGM)
11-15-26	5.500	2,000,000	2,061,320
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	1,000,000	978,180
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.000	3,000,000	2,818,170
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.500	6,940,000	7,072,138
01-01-24	5.500	5,500,000	5,489,550
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.750	1,500,000	1,582,965

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.500	3,500,000	3,163,510
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003D
02-01-31	5.000	4,000,000	3,984,840
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.400	12,325,000	11,962,152
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.600	3,625,000	3,605,353
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General
Series 1993A
07-01-18	5.750	5,500,000	6,224,185
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.000	4,935,000	5,185,895
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.250	420,000	420,865
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.125	2,250,000	2,121,863
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
Series 1993A
05-15-13	5.500	24,530,000	25,983,893
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.000	9,000,000	9,058,860
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.000	9,000,000	9,316,619
New York State Housing Finance Agency
Refunding Revenue Bonds
State University Construction
Series 1986A Escrowed to Maturity
05-01-13	6.500	3,500,000	3,767,400

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
New York State Thruway Authority
Revenue Bonds
Series 2005G (AGM)
01-01-24	5.000	4,000,000	4,127,200
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (AGM) A.M.T.
12-01-23	4.500	7,500,000	7,197,450
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12-01-36	6.000	3,500,000	3,418,905
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2003A-1
06-01-19	5.500	5,000,000	5,360,799
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.000	3,750,000	3,678,038
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-37	6.000	2,000,000	1,530,340
09-15-42	6.000	7,000,000	5,270,440

Total			155,392,987

North Carolina (1.2%)
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.000	8,450,000	8,977,027
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01-01-17	5.000	3,870,000	4,413,000
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1988A
01-01-26	6.000	1,940,000	2,400,071
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006-26A A.M.T.
01-01-38	5.500	2,255,000	2,356,362
North Carolina Medical Care Commission
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11-01-33	6.000	4,060,000	3,866,622
Raleigh Durham Airport Authority
Prerefunded Revenue Bonds
Series 2001A (NPFGC/FGIC)
11-01-11	5.000	1,900,000	1,934,637

Total			23,947,719

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
North Dakota (0.1%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-29	5.125	2,650,000	2,402,199

Ohio (2.1%)
Akron University
Revenue Bonds
Series 2003A (AMBAC)
01-01-22	5.000	1,000,000	1,015,040
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-24	5.125	3,750,000	2,803,050
06-01-47	5.875	14,220,000	9,430,420
City of Columbus
Revenue Bonds
Series 2008A
06-01-31	4.750	10,000,000	10,039,500
Cleveland State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
06-01-15	5.000	1,000,000	1,057,130
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06-01-24	5.250	500,000	511,485
Franklin County Convention Facilities Authority
Refunding Tax & Lease Revenue Anticipation Bonds
Series 2007
12-01-25	5.000	500,000	524,250
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.750	500,000	511,600
Ohio Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.750	7,700,000	7,904,666
Ohio Municipal Electric Generation Agency
Refunding Revenue Bonds
Joint Venture 5
Series 2004 (AMBAC)
02-15-24	4.750	7,980,000	7,809,787
State of Ohio
Revenue Bonds
Case Western Reserve University Project
Series 2006 (NPFGC)
12-01-21	5.250	250,000	284,548

Total			41,891,476

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Oklahoma (0.3%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facilities Project
Series 2009B
03-01-29	5.750	5,685,000	5,783,407

Oregon (0.4%)
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.750	4,500,000	4,586,130
Port of Portland
Prerefunded Revenue Bonds
Series 2001 Escrowed to Maturity
(FGIC/NPFGC) A.M.T.
07-01-11	5.250	2,500,000	2,534,275
Port of Portland
Refunding Revenue Bonds
Series 2001 (FGIC/NPFGC) A.M.T.
07-01-11	5.250	835,000	846,673

Total			7,967,078

Pennsylvania (1.4%)
Butler County Hospital Authority
Revenue Bonds
Butler Health Systems Project
Series 2009
07-01-39	7.250	7,000,000	7,614,810
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2001A (AGM)
01-01-12	5.250	3,130,000	3,253,604
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement — Life Communities
Series 1998
11-15-28	5.250	7,500,000	6,747,150
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08-15-28	5.375	4,000,000	3,768,720
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07-01-43	6.000	2,575,000	2,408,243
Pennsylvania State University
Refunding Revenue Bonds
Series 2002
08-15-16	5.250	1,000,000	1,164,880
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.500	2,300,000	2,372,703

Total			27,330,110

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Puerto Rico (0.9%)(c)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	8,750,000	7,600,338
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-20	5.000	11,130,000	10,994,437
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.250	130,000	146,554

Total			18,741,329

Rhode Island (0.2%)
Rhode Island Student Loan Authority
Revenue Bonds
Series 2007-2 (AMBAC) A.M.T.
12-01-37	4.850	6,000,000	4,597,560

South Carolina (1.0%)
Charleston Educational Excellence Finance Corp.
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.250	5,500,000	5,545,540
City of Myrtle Beach
Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2006A
10-01-26	5.250	1,935,000	1,305,990
Lexington County Health Services District, Inc.
Prerefunded Revenue Bonds
Series 2004
05-01-32	5.500	4,685,000	5,335,840
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.750	4,000,000	3,548,960
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11-15-37	6.000	4,200,000	2,122,050
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.000	1,985,000	2,019,738

Total			19,878,118

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
South Dakota (0.4%)
State of South Dakota
Revenue Bonds
Series 1993A (AGM)
09-01-17	6.700	7,260,000	8,510,825

Texas (3.0%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.200	3,800,000	3,628,696
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B-RMKT
04-01-45	6.125	1,900,000	1,800,155
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.250	8,000,000	8,044,720
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09-01-25	5.000	3,550,000	3,571,584
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.750	5,600,000	5,552,960
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.000	4,865,000	5,121,823
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.250	8,800,000	9,529,960
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08-15-40	6.700	2,700,000	2,701,782
State of Texas
Unlimited General Obligation Bonds
Transportation Commission Mobility Fund
Series 2007
04-01-34	4.750	6,545,000	6,499,316
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village Obligation Group
Series 2007
05-15-27	5.125	2,000,000	1,743,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Stayton at Museum Way
Series 2009A
11-15-44	8.250	12,000,000	11,399,400

Issue	Coupon	Principal
description(f,g)	Rate	Amount		Value(a)
Travis County Health Facilities Development Corp.
Revenue Bonds
Querencia Barton Creek Project
Series 2005
11-15-25	5.500	1,000,000		851,200

Total				60,444,596

Utah (0.2%)
City of Eagle Mountain
Special Assessment Bonds
Special Improvement District No. 2000-1
Series 2006
02-01-21	8.250	2,336,000		2,339,901
Utah Housing Corp.
Revenue Bonds
Series 2003A-1 A.M.T.
07-01-24	5.125	1,160,000		1,160,255

Total				3,500,156

Virginia (2.0%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.125	5,350,000		5,376,804
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06-01-26	5.500	5,200,000		5,762,692
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2005
06-01-37	5.625	5,500,000		6,378,074
University of Virginia
Revenue Bonds
Series 2008
06-01-40	5.000	23,000,000		23,376,050

Total				40,893,620

Washington (4.9%)
Energy Northwest
Revenue Bonds
Linked Pars & Inflos
Series 1993 Escrowed to Maturity (AGM)
07-01-11	5.750	4,200,000	(h)	4,277,658
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-25	5.000	6,445,000		6,636,417
12-01-26	5.000	7,290,000		7,465,178
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. No. 2007-1
Series 2008 Escrowed to Maturity
08-01-11	5.000	7,270,000		7,412,347

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12-01-30	5.500	1,235,000	1,137,163
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2007
12-01-28	5.750	1,500,000	1,433,985
12-01-32	5.750	2,000,000	1,861,520
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01-01-20	5.000	17,750,000	20,608,105
Spokane Public Facilities District
Revenue Bonds
Series 2003 (NPFGC)
12-01-28	5.750	3,195,000	3,264,012
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.000	9,730,000	10,160,553
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.500	11,800,000	12,298,786
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.625	3,635,000	3,371,499
Washington State Housing Finance Commission
Revenue Bonds
Single Family Program
Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
12-01-38	4.900	5,470,000	4,989,242
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01-01-27	5.625	2,500,000	1,691,200
01-01-38	5.625	18,950,000	11,493,175

Total			98,100,840

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12-01-38	5.375	3,050,000	2,844,125

Wisconsin (4.8%)
Badger Tobacco Asset Securitization Corp.
Asset-Backed Revenue Bonds
Series 2002
06-01-27	6.125	6,920,000	7,228,909

Issue	Coupon	Principal
description(f,g)	Rate	Amount	Value(a)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.750	12,000,000	12,654,600
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-24	5.125	15,910,000	14,649,928
08-15-25	5.125	15,500,000	14,003,010
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04-15-39	5.625	4,725,000	4,436,586
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12-01-35	5.250	14,400,000	13,153,248
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02-15-39	6.625	18,425,000	19,263,521
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-33	5.750	6,000,000	5,838,780
04-01-38	5.750	4,000,000	3,835,720
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09-15-29	7.250	1,000,000	984,450
09-15-39	7.625	1,000,000	1,001,610

Total			97,050,362

Total Municipal Bonds (Cost: $1,925,183,093)			$1,935,709,563

Municipal Bonds Held in Trust (2.5%)

Issue	Coupon	Principal
description(f,g,k)	Rate	Amount		Value(a)
Arkansas (0.1%)
Arkansas State Development Finance Authority
Revenue Bonds
Mortgage-Backed Securities Program
Series 2001I (GNMA/FNMA) A.M.T.
07-01-33	5.300%	$1,395,000	(d)	$1,374,708

Massachusetts (0.8%)
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-36	5.500	16,000,000	(d)	16,999,680

Issue	Coupon	Principal
description(f,g,k)	Rate	Amount		Value(a)
North Carolina (1.1%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.000	16,000,000	(d)	16,073,280
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2002A-13 A.M.T.
01-01-34	5.350	5,785,000	(d)	5,611,036

Total				21,684,316

Texas (0.5%)
Texas State Department of Housing & Community Affairs
Revenue Bonds
Mortgage
Series 2002A (NPFGC) A.M.T.
03-01-34	5.550	5,345,000	(d)	5,296,566
Texas State Department of Housing & Community Affairs
Revenue Bonds
Mortgage
Series 2002B (NPFGC) A.M.T.
09-01-33	5.550	4,725,000	(d)	4,692,538

Total				9,989,104

Total Municipal Bonds Held in Trust (Cost: $51,163,714)				$50,047,808

Municipal Notes (2.0%)

Issue	Effective	Amount payable at
description(f,g,i)	yield	maturity	Value(a)
Colorado (0.1%)
Colorado Educational & Cultural Facilities Authority
Revenue Bonds
UJA Federation of Northern New Jersey
V.R.D.N. Series 2007 (JP Morgan Chase Bank)
05-01-37	0.210%	$1,400,000	$1,400,000

Florida (0.3%)
Pinellas County Health Facilities Authority
Revenue Bonds
Baycare Health System, Inc.
V.R.D.N. Series 2009 (U.S. Bank)
11-01-38	0.190	3,000,000	3,000,000
Polk County School Board
Certificate of Participation
V.R.D.N. Series 2009 (Wells Fargo Bank)
01-01-28	0.210	2,200,000	2,200,000

Total			5,200,000

Issue	Effective	Amount payable at
description(f,g,i)	yield	maturity	Value(a)
Illinois (0.6%)
Chicago Board of Education
Unlimited General Obligation Bonds
V.R.D.N. Series 2009 (U.S. Bank)
03-01-31	0.180	5,000,000	5,000,000
City of Chicago
Unlimited General Obligation Bonds
V.R.D.N. Series 2003
01-01-34	0.180	6,060,000	6,060,000
Illinois Finance Authority
Revenue Bonds
Provena Health
V.R.D.N. Series 2010 (JP Morgan Chase Bank)
05-01-45	0.190	2,100,000	2,100,000

Total			13,160,000

Iowa (0.4%)
Iowa Finance Authority
Revenue Bonds
Drake University
V.R.D.N. Series 2008 (Wells Fargo Bank)
04-01-31	0.230	2,300,000	2,300,000
Iowa Finance Authority
Revenue Bonds
Wahlert High School
V.R.D.N. Series 2006 (Wells Fargo Bank)
03-01-36	0.230	2,000,000	2,000,000
Iowa Finance Authority
Revenue Bonds
Iowa Health System
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
02-15-35	0.190	45,000	45,000
Iowa Finance Authority
Revenue Bonds
Iowa Health System
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
02-15-35	0.190	4,175,000	4,175,000

Total			8,520,000

Kentucky (0.1%)
Lexington-Fayette Urban County Airport Board
Revenue Bonds
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
07-01-38	0.190	2,000,000	2,000,000

Minnesota (0.4%)
City of Brooklyn Center
Revenue Bonds
BCC Associates LLC
V.R.D.N Series 2001 (U.S. Bank)
12-01-14	0.230	100,000	100,000
Minneapolis & St. Paul
Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
11-15-35	0.190	1,050,000	1,050,000

Issue	Effective	Amount payable at
description(f,g,i)	yield	maturity	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. Series 2002 (Harris)
10-01-20	0.230	6,200,000	6,200,000

Total			7,350,000

Texas (0.1%)
Gregg County Health Facilities Development Corp.
Revenue Bonds
Good Shepherd Hospital
V.R.D.N. Series 2006 (JP Morgan Chase Bank)
10-01-29	0.250	3,000,000	3,000,000

Total Municipal Notes (Cost: $40,630,000)			$40,630,000

Money Market Fund (—%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	115,315	(l)	$115,315

Total Money Market Fund (Cost: $115,315)			$115,315

Total Investments in Securities (Cost: $2,017,092,122)(n)			$2,026,502,686

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 1.05% of net assets at Feb. 28, 2011.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2011, the value of these securities amounted to $55,479,442 or 2.76% of net assets.

(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGCP	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2011, the value of securities subject to alternative minimum tax represented 6.89% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(h)	This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(i)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2011.

(j)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Feb. 28, 2011 was $10, representing less than 0.01% of net assets. Information concerning such security holdings at Feb. 28, 2011 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 2011	08-17-07	$747,460

(k)	Municipal Bonds Held in Trust — The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(l)	The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

(m)	Issuer is in bankruptcy.

(n)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $1,982,717,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$80,714,000
Unrealized depreciation	(71,303,000)

Net unrealized appreciation	$9,411,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair value at Feb. 28, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$1,935,709,563	$—	$1,935,709,563
Municipal Bonds Held in Trust	—	50,047,808	—	50,047,808

Total Bonds	—	1,985,757,371	—	1,985,757,371

Other
Municipal Notes	—	40,630,000	—	40,630,000
Unaffiliated Money Market Fund(c)	115,315	—	—	115,315

Total Other	115,315	40,630,000	—	40,745,315

Total	$115,315	$2,026,387,371	$—	$2,026,502,686

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Tax-Exempt Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	April 21, 2011